Segment Reporting - Schedule of Total Assets and Liabilities (Details) - Operating Segments [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Total assets:
Total assets	$ 41,775,834	$ 38,434,296
Total liabilities:
Total liabilities	23,350,388	26,419,940
China [Member]
Total assets:
Total assets	22,487,303	12,954,728
Total liabilities:
Total liabilities	17,366,824	14,860,078
United States [Member]
Total assets:
Total assets	19,288,531	25,479,568
Total liabilities:
Total liabilities	$ 5,983,564	$ 11,559,862